INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
Schedule of changes in the net carrying amount of intangible assets

			Customer
			relationships,
			projects
			under
	Spectrum		development
	licences	Software	and other	Total
Cost

Balance as of December 31, 2020	$979.3	$1,268.4	$130.9	$2,378.6
Additions[1]	830.0	87.6	68.5	986.1
Net change in additions financed with non-cash balances	—	(36.2)	45.1	8.9
Business acquisitions	—	—	2.3	2.3
Reclassification	—	34.5	(34.5)	—
Retirement, disposals and other	—	(15.2)	—	(15.2)
Balance as of December 31, 2021	1,809.3	1,339.1	212.3	3,360.7
Additions	—	48.0	27.1	75.1
Net change in additions financed with non-cash balances	—	5.5	(2.6)	2.9
Business acquisitions	—	11.7	6.1	17.8
Reclassification	—	165.2	(165.2)	—
Retirement, disposals and other	—	(29.8)	(0.3)	(30.1)
Balance as of December 31, 2022	$1,809.3	$1,539.7	$77.4	$3,426.4

			Customer
			relationships,
			projects
	Spectrum		development
	licences	Software	and other	Total
Accumulated amortization and impairment losses

Balance as of December 31, 2020	$247.7	$772.1	$7.4	$1,027.2
Amortization	—	133.2	3.5	136.7
Retirement, disposals and other	—	(15.2)	—	(15.2)
Balance as of December 31, 2021	247.7	890.1	10.9	1,148.7
Amortization	—	139.4	3.0	142.4
Retirement, disposals and other	—	(27.1)	(0.3)	(27.4)
Balance as of December 31, 2022	$247.7	$1,002.4	$13.6	$1,263.7

Net carrying amount
As of December 31, 2021	$1,561.6	$449.0	$201.4	$2,212.0
As of December 31, 2022	$1,561.6	$537.3	$63.8	$2,162.7
1	In 2021, the Corporation acquired 294 blocks of spectrum in the 3500 MHz band across the country.